Related Party Balances, Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Due from Related Parties	Due from Related Parties

	2016	2017	2017
	Rmb	Rmb	US$
Due from:
Master Glory Group Limited and its subsidiaries (Formerly known as: Hanny Holdings Limited)	167	154	24

	167	154	24